LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

10. LEASES

The Company adopted ASC 842 using the modified retrospective transition approach with an effective date of January 1, 2019. The Company elected the package of practical expedients, which allows the Company to carryforward the historical assessment of the following: (1) whether the Company’s contracts are or contain leases, (2) lease classification, and (3) initial direct costs. The Company also elected to combine lease and non-lease components. Leases with an initial term of 12 months or less will be recognized in the Consolidated Statements of Operations on a straight-line basis over the lease term. These leases primarily relate to seasonal aircraft rentals.

The Company classifies its Operating Leases into three categories: Aircraft, Real Estate, and Other. Aircraft leases consist of aircrafts and aircraft equipment under operating lease agreements. As of December 31, 2020, the Company had 17 leases for aircraft, of which five were under finance leases and 12 were Right-of-use operating leases. Real Estate leases consist of leased hangar and administration facilities and Other leases consist of non-aircraft equipment under operating lease agreements. Real Estate and Other leases have initial terms of up to ten years.

Our fleet of 12 freighters is subleased directly from Amazon and we operate them pursuant to the Air Transportation Services Agreement (“ATSA”). Based upon review of the ATSA, the sublease arrangement does not qualify as a lease under ASC 842, Leases, because we do not control the use of the aircraft. As such, no right-of-use asset and lease liability is recognized in our financial statements for the Amazon arrangement.

The Company also has various airport terminal agreements which include provisions for variable lease payments which are based on several factors, including, but not limited to, number of carriers, enplaned passengers, and airports’ annual operating budgets. Due to the variable nature of the rates, these leases are not recorded on the Company’s Consolidated Balance Sheets as a right-of-use asset and lease liability.

10. LEASES (continued)

The following table summarizes the lease-related assets and liabilities recorded on the Company’s Consolidated Balance Sheets:

	Classification	December 31, 2020	December 31, 2019
Assets
Finance lease assets, net	Property and Equipment, net	$104,815	$194,328
Operating lease assets	Operating Lease Right-of-use Assets	121,269	147,148
Total lease assets		$226,084	$341,476
Liabilities
Current:
Finance lease liabilities	Short-term Finance Lease Obligations	$11,460	$92,318
Operating lease liabilities	Short-term Operating Lease Obligations	34,492	30,611
Long-term:
Finance lease liabilities	Long-term Finance Lease Obligations	95,710	105,037
Operating lease liabilities	Long-term Operating Lease Obligations	112,707	141,879
Total lease liabilities		$254,369	$369,845

The Company uses the rate implicit in the lease to discount lease payments to present value, however, the leases generally do not provide a readily determinable implicit rate. Therefore, the Company estimates the incremental borrowing rate to discount lease payments based on information available initially at adoption and at lease commencement going forward, taking into consideration recent debt issuances as well as publicly available data for instruments with similar characteristics.

The Company’s lease agreements do not contain any residual value guarantees. SCA reviewed its operating leases for extension options that may be reasonably certain to be exercised and then would become part of the right-of-use assets and lease liabilities. As of December 31, 2020, the Company did not have any material operating leases with extension or termination options which are reasonably certain to be exercised.

During the year ended December 31, 2020 the Company negotiated rent payment deferrals with a majority of its aircraft lessors. The amount deferred as of December 31, 2020 was $7,569, consisting of $2,133 under finance leases and $5,436 under operating leases. These deferrals are classified within the current portion of the respective lease liabilities on the Consolidated Balance Sheet.

The following table provides details of the Company’s obligations under finance and operating leases as of December 31, 2020:

	Finance	Operating Leases
	Leases	Aircraft	Real Estate	Other	Total
2021	$17,572	$38,076	$2,218	$1,675	$41,969
2022	15,460	32,842	1,962	1,561	36,365
2023	15,460	32,592	1,466	659	34,717
2024	25,177	24,476	1,466	—	25,942
2025	12,489	9,630	1,466	—	11,096
Thereafter	52,949	8,222	5,071	—	13,293
Total Minimum Lease Payments	139,107	145,838	13,649	3,895	163,382
Less: Amount Representing Interest	(31,937)	(18,034)	(2,662)	(265)	(20,961)
Present Value of Minimum Lease Payments	107,170	127,804	10,987	3,630	142,421
Plus: Tennant Improvements	—	—	4,778	—	4,778
Less: Short-term Obligations	(11,460)	(30,880)	(2,105)	(1,507)	(34,492)
Long-term Lease Obligations	$95,710	$96,924	$13,660	$2,123	$112,707

10. LEASES (continued)

The following table presents lease costs related to the Company’s Finance and Operating Leases:

		Successor			Predecessor
		Year Ended December 31,		For the Period April 11, 2018 to December 31,	For the Period January 1, 2018 to
	Classification	2020	2019	2018	April 10, 2018
Finance lease cost
Amortization of leased assets	Depreciation and Amortization	$11,948	$13,104	$4,475	$119
Interest on lease liabilities	Interest Expense	8,659	10,741	4,754	293
Operating lease cost
Included in ROU asset—Aircraft	Aircraft Rent(1)	30,717	40,043	33,315	16,177
Included in ROU asset—Other	Ground Handling, Landing Fees and Airport Rent & Other Operating	4,872	5,415	3,832	1,648
Short-term	Aircraft Rent	1,813	5,345	2,622	6,148
Variable—Aircraft	Aircraft Rent(1)	(1,541)	4,520	894	6,004
Variable—Other	Landing Fees & Airport Rentals	1,049	1,345	702	440
Total Lease cost		$57,517	$80,513	$50,594	$30,829
(1)

The years ended December 31, 2020 and 2019, include credits of $14,110 and $20,386, respectively, for the amortization of Over-market Liabilities established at the Acquisition Date. For the 2018 Successor and Predecessor periods, the credits were $17,275 and none, respectively.

The following table presents Supplemental cash flow information related to leases, included in the Consolidated Statements of Cash Flows:

	For the Year Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating Cash Flows for Operating Leases	$34,576	$50,081
Operating Cash Flows for Finance Leases	$8,659	$10,741
Financing Cash Flows for Finance Leases	$89,697	$8,258

The table below presents lease-related terms and discount rates related to the Company’s Finance and Operating Leases:

	December 31, 2020		December 31, 2019
Weighted-average remaining lease term
Operating Leases	4.8	years	6.0	years
Finance Leases	8.6	years	6.0	years
Weighted-average discount rates
Operating Leases	6.0%		5.8%
Finance Leases	6.1%		6.0%

During the years ended December 31, 2020 and 2019, the Company expensed $8,691 and $18,584 of maintenance reserve payments, respectively. The Company expensed $12,781 and $6,003 of maintenance reserve payments during the period April 11, 2018 to December 31, 2018 and from January 1, 2018 to April 10, 2018, respectively. These expenses are reflected in Aircraft Rent on the accompanying Consolidated Statements of Operations.

10. LEASES (continued)

At the Acquisition Date, the Company established a contra-asset to represent the Company’s obligation to perform planned maintenance events on leased aircraft held as of the Acquisition Date. As of December 31, 2020 and 2019, the remaining balance of the contra-asset was $36,729 and $43,844, respectively. Of the $7,115 reduction in the contra-asset during 2020, $5,624 related to the purchase of two aircrafts previously leased. For the years ended December 31, 2020 and 2019, the Company recognized $1,402 and $12,263, respectively, of the contra-asset as a reduction to Maintenance expense on the accompanying Consolidated Statements of Operations. For the period of April 11, 2018 to December 31, 2018, the Company recognized $6,516 as a reduction to Maintenance expense.